Parent company accounts - Cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Cash Flow Statements, Captions [Line Items]
Interest received, classified as operating activities	£ 25,695	£ 24,347	£ 10,939
Interest paid, classified as operating activities	18,952	15,944	6,664
Balances with banks and other regulatory authorities	2,317	2,973	3,038
Barclays Bank PLC
Condensed Cash Flow Statements, Captions [Line Items]
Interest received, classified as operating activities	25,935	24,134	9,638
Interest paid, classified as operating activities	23,199	20,609	8,567
Dividends received, classified as operating activities	1,803	529	1,862
Balances with banks and other regulatory authorities	£ 589	£ 767	£ 1,070